Intangible assets, net and Goodwill - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance at the beginning of period	$ 628,884	$ 626,628
Acquisitions	1,328	6,137
Measurement period adjustment	(3,984)	63
Effect of exchange rate differences	8,889	(3,944)
Balance at the end of period	635,117	628,884
Domestic
Goodwill [Roll Forward]
Balance at the beginning of period	551,181	551,181
Acquisitions	0	0
Measurement period adjustment	0	0
Effect of exchange rate differences	0	0
Balance at the end of period	551,181	551,181
International
Goodwill [Roll Forward]
Balance at the beginning of period	77,703	75,447
Acquisitions	1,328	6,137
Measurement period adjustment	(3,984)	63
Effect of exchange rate differences	8,889	(3,944)
Balance at the end of period	$ 83,936	$ 77,703